Schedule 1 - Condensed Financial Statements of the Company (Details) - Statements of Income and Comprehensive Income In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ (63,935)	[1]	(396,692)	[1]	(349,205)	[1]	(356,033)	[1]	$ (5,027)	(31,191)	(50,633)	(77,993)
Interest income	13,256		82,251		84,250		90,323		2,009	12,464	6,847	13,215
Equity in earnings of subsidiaries									29,089	180,487	139,429	195,288
Net income	26,071		161,760		95,643		130,510		26,071	161,760	95,643	130,510
Other comprehensive (loss) income, net of tax: Foreign currency translation adjustments	968		6,008		(6,982)		(2,481)		968	6,008	(6,982)	(2,481)
Comprehensive income attributable to the CNinsure Inc’s shareholders	$ 27,039		167,768		88,661		128,029		$ 27,039	167,768	88,661	128,029

[1]	Including share-based compensation expenses of RMB66,878, RMB45,317 and RMB23,598 (US$3,803), for the years ended December 31, 2012, 2013 and 2014, respectively and on-line projects related expenses of RMB15,532, RMB25,480 and RMB62,943 (US$10,145), for the years ended December 31, 2012, 2013 and 2014, respectively.